DEPOSITS BY CUSTOMERS - Schedule of Deposits by Customers (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	£ 187,300	£ 180,967
Demand and time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	184,155	177,335
Amounts due to other Santander UK Group Holdings plc subsidiaries
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	182	122
Amounts due to Santander UK Group Holdings plc
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	1,373	1,793
Amounts due to fellow Banco Santander subsidiaries and joint ventures
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	1,590	1,717
Equity index linked deposits
Disclosure Of Deposits From Customers [Line Items]
Capital amount guaranteed or protected	£ 87	£ 173